INVENTORY	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORY	6. INVENTORY

	December 31,
	2022	2023
	US$’000	US$’000
Finished goods	2,176	553
Impairment loss for damaged finished goods	–	(16)
	2,176	537